Average Annual Total Returns - FidelitySAIInternationalCreditFund-PRO - FidelitySAIInternationalCreditFund-PRO - Fidelity SAI International Credit Fund	Mar. 01, 2025
Fidelity SAI International Credit Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.19%
Since Inception	6.77%	[1]
Fidelity SAI International Credit Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.42%
Since Inception	5.17%	[1]
Fidelity SAI International Credit Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.74%
Since Inception	4.52%	[1]
LB135
Average Annual Return:
Past 1 year	(1.69%)
Since Inception	2.29%
LB427
Average Annual Return:
Past 1 year	4.44%
Since Inception	6.82%

[1]	A From March 1, 2023 .